Distribution Date:	08/11/23	Deutsche Mortgage Asset & Receiving Corporation
Determination Date:	08/07/23
Next Distribution Date:	09/12/23
Record Date:	07/31/23	Commercial Mortgage Pass-Through Certificates
Series 2016-CD1

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Deutsche Mortgage & Asset Receiving Corporation
Certificate Factor Detail	3		Helaine M. Kaplan	(212) 250-5270
Certificate Interest Reconciliation Detail	4		60 Wall Street | New York, NY 10005 | United States
		Master Servicer	Midland Loan Services, a Division of PNC Bank, National
Additional Information	5		Association
Bond / Collateral Reconciliation - Cash Flows	6		Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
Bond / Collateral Reconciliation - Balances	7		10851 Mastin Street, Suite 300 | Overland Park, KS 66210 | United States
Current Mortgage Loan and Property Stratification	8-12	Special Servicer	Rialto Capital Advisors, LLC
Mortgage Loan Detail (Part 1)	13-14		Niral Shah	(305) 485-2041	Niral.shah@rialtocapital.com
			200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Mortgage Loan Detail (Part 2)	15-16
		Operating Advisor & Asset	Park Bridge Lender Services LLC
Principal Prepayment Detail	17	Representations Reviewer
Historical Detail	18		David Rodgers	(212) 230-9025
Delinquency Loan Detail	19		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
		Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	20		Bank, N.A.
Specially Serviced Loan Detail - Part 1	21		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 2	22-23				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	24
		Controlling Class	RREF III Debt AIV, L.P.
Historical Liquidated Loan Detail	25	Representative
Historical Bond / Collateral Loss Reconciliation Detail	26		-
Interest Shortfall Detail - Collateral Level	27
Supplemental Notes	28

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	12514MAY1	1.443000%	30,826,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	12514MAZ8	2.453000%	40,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	12514MBA2	2.622000%	46,236,000.00	29,278,667.37	708,792.32	63,973.89	0.00	0.00	772,766.21	28,569,875.05	35.57%	30.00%
A-3	12514MBB0	2.459000%	168,000,000.00	145,773,660.29	0.00	298,714.53	0.00	0.00	298,714.53	145,773,660.29	35.57%	30.00%
A-4	12514MBC8	2.724000%	207,191,000.00	207,191,000.00	0.00	470,323.57	0.00	0.00	470,323.57	207,191,000.00	35.57%	30.00%
A-M	12514MBE4	2.926000%	73,839,000.00	73,839,000.00	0.00	180,044.10	0.00	0.00	180,044.10	73,839,000.00	23.10%	19.50%
B	12514MBF1	3.077000%	31,644,000.00	31,644,000.00	0.00	81,140.49	0.00	0.00	81,140.49	31,644,000.00	17.76%	15.00%
C	12514MBG9	3.631000%	28,129,000.00	28,129,000.00	0.00	85,113.67	0.00	0.00	85,113.67	28,129,000.00	13.01%	11.00%
D	12514MAL9	2.913211%	31,645,000.00	31,645,000.00	0.00	76,823.81	0.00	0.00	76,823.81	31,645,000.00	7.67%	6.50%
E	12514MAN5	2.550000%	15,823,000.00	15,823,000.00	0.00	21,548.42	0.00	0.00	21,548.42	15,823,000.00	4.99%	4.25%
F	12514MAQ8	2.550000%	6,153,000.00	6,153,000.00	0.00	0.00	0.00	0.00	0.00	6,153,000.00	3.96%	3.38%
G*	12514MAS4	2.550000%	23,733,985.00	23,422,873.73	0.00	0.00	0.00	0.00	0.00	23,422,873.73	0.00%	0.00%
V	12514MAU9	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	12514MAW5	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			703,219,985.00	592,899,201.39	708,792.32	1,277,682.48	0.00	0.00	1,986,474.80	592,190,409.07

X-A	12514MBD6	1.497756%	566,092,000.00	456,082,327.66	0.00	569,249.90	0.00	0.00	569,249.90	455,373,535.34
X-B	12514MAA3	0.825501%	59,773,000.00	59,773,000.00	0.00	41,118.88	0.00	0.00	41,118.88	59,773,000.00
X-C	12514MAC9	1.250000%	31,645,000.00	31,645,000.00	0.00	32,963.54	0.00	0.00	32,963.54	31,645,000.00
X-D	12514MAE5	1.613211%	15,823,000.00	15,823,000.00	0.00	21,271.54	0.00	0.00	21,271.54	15,823,000.00
X-E	12514MAG0	1.613211%	6,153,000.00	6,153,000.00	0.00	8,271.74	0.00	0.00	8,271.74	6,153,000.00
X-F	12514MAJ4	1.613211%	23,733,985.00	23,422,873.73	0.00	31,488.37	0.00	0.00	31,488.37	23,422,873.73
Notional SubTotal			703,219,985.00	592,899,201.39	0.00	704,363.97	0.00	0.00	704,363.97	592,190,409.07

Deal Distribution Total					708,792.32	1,982,046.45	0.00	0.00	2,690,838.77

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	12514MAY1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	12514MAZ8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	12514MBA2	633.24395212	15.32987975	1.38363807	0.00000000	0.00000000	0.00000000	0.00000000	16.71351782	617.91407237
A-3	12514MBB0	867.70035887	0.00000000	1.77806268	0.00000000	0.00000000	0.00000000	0.00000000	1.77806268	867.70035887
A-4	12514MBC8	1,000.00000000	0.00000000	2.27000000	0.00000000	0.00000000	0.00000000	0.00000000	2.27000000	1,000.00000000
A-M	12514MBE4	1,000.00000000	0.00000000	2.43833340	0.00000000	0.00000000	0.00000000	0.00000000	2.43833340	1,000.00000000
B	12514MBF1	1,000.00000000	0.00000000	2.56416667	0.00000000	0.00000000	0.00000000	0.00000000	2.56416667	1,000.00000000
C	12514MBG9	1,000.00000000	0.00000000	3.02583348	0.00000000	0.00000000	0.00000000	0.00000000	3.02583348	1,000.00000000
D	12514MAL9	1,000.00000000	0.00000000	2.42767609	0.00000000	0.00000000	0.00000000	0.00000000	2.42767609	1,000.00000000
E	12514MAN5	1,000.00000000	0.00000000	1.36184162	0.76315869	1.04303798	0.00000000	0.00000000	1.36184162	1,000.00000000
F	12514MAQ8	1,000.00000000	0.00000000	0.00000000	2.12499919	4.71386153	0.00000000	0.00000000	0.00000000	1,000.00000000
G	12514MAS4	986.89173900	0.00000000	0.00000000	2.09714509	38.99817161	0.00000000	0.00000000	0.00000000	986.89173900
V	12514MAU9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	12514MAW5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	12514MBD6	805.66820881	0.00000000	1.00557842	0.00000000	0.00000000	0.00000000	0.00000000	1.00557842	804.41612907
X-B	12514MAA3	1,000.00000000	0.00000000	0.68791729	0.00000000	0.00000000	0.00000000	0.00000000	0.68791729	1,000.00000000
X-C	12514MAC9	1,000.00000000	0.00000000	1.04166661	0.00000000	0.00000000	0.00000000	0.00000000	1.04166661	1,000.00000000
X-D	12514MAE5	1,000.00000000	0.00000000	1.34434304	0.00000000	0.00000000	0.00000000	0.00000000	1.34434304	1,000.00000000
X-E	12514MAG0	1,000.00000000	0.00000000	1.34434260	0.00000000	0.00000000	0.00000000	0.00000000	1.34434260	1,000.00000000
X-F	12514MAJ4	986.89173900	0.00000000	1.32672073	0.00000000	0.00000000	0.00000000	0.00000000	1.32672073	986.89173900

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	07/01/23 - 07/30/23	30	0.00	63,973.89	0.00	63,973.89	0.00	0.00	0.00	63,973.89	0.00
A-3	07/01/23 - 07/30/23	30	0.00	298,714.53	0.00	298,714.53	0.00	0.00	0.00	298,714.53	0.00
A-4	07/01/23 - 07/30/23	30	0.00	470,323.57	0.00	470,323.57	0.00	0.00	0.00	470,323.57	0.00
X-A	07/01/23 - 07/30/23	30	0.00	569,249.90	0.00	569,249.90	0.00	0.00	0.00	569,249.90	0.00
A-M	07/01/23 - 07/30/23	30	0.00	180,044.10	0.00	180,044.10	0.00	0.00	0.00	180,044.10	0.00
X-B	07/01/23 - 07/30/23	30	0.00	41,118.88	0.00	41,118.88	0.00	0.00	0.00	41,118.88	0.00
X-C	07/01/23 - 07/30/23	30	0.00	32,963.54	0.00	32,963.54	0.00	0.00	0.00	32,963.54	0.00
X-D	07/01/23 - 07/30/23	30	0.00	21,271.54	0.00	21,271.54	0.00	0.00	0.00	21,271.54	0.00
X-E	07/01/23 - 07/30/23	30	0.00	8,271.74	0.00	8,271.74	0.00	0.00	0.00	8,271.74	0.00
X-F	07/01/23 - 07/30/23	30	0.00	31,488.37	0.00	31,488.37	0.00	0.00	0.00	31,488.37	0.00
B	07/01/23 - 07/30/23	30	0.00	81,140.49	0.00	81,140.49	0.00	0.00	0.00	81,140.49	0.00
C	07/01/23 - 07/30/23	30	0.00	85,113.67	0.00	85,113.67	0.00	0.00	0.00	85,113.67	0.00
D	07/01/23 - 07/30/23	30	0.00	76,823.81	0.00	76,823.81	0.00	0.00	0.00	76,823.81	0.00
E	07/01/23 - 07/30/23	30	4,428.53	33,623.88	0.00	33,623.88	12,075.46	0.00	0.00	21,548.42	16,503.99
F	07/01/23 - 07/30/23	30	15,929.27	13,075.12	0.00	13,075.12	13,075.12	0.00	0.00	0.00	29,004.39
G	07/01/23 - 07/30/23	30	875,808.41	49,773.61	0.00	49,773.61	49,773.61	0.00	0.00	0.00	925,582.02
Totals			896,166.21	2,056,970.64	0.00	2,056,970.64	74,924.19	0.00	0.00	1,982,046.45	971,090.40

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 28

	Additional Information
Total Available Distribution Amount (1)	2,690,838.77
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,066,973.91	Master Servicing Fee	3,943.09
Interest Reductions due to Nonrecoverability Determination	(57,836.28)	Certificate Administration Fee	4,339.69
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	255.28
ARD Interest	0.00	Operating Advisor Fee	1,404.93
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,009,137.63	Total Fees	9,943.00

Principal		Expenses/Reimbursements
Scheduled Principal	708,792.32	Reimbursement for Interest on Advances	486.09
Unscheduled Principal Collections		ASER Amount	1,293.35
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	15,368.72
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	708,792.32	Total Expenses/Reimbursements	17,148.16

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	1,982,046.45
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	708,792.32
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	2,690,838.77
Total Funds Collected	2,717,929.95	Total Funds Distributed	2,717,929.93

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	592,899,201.39	592,899,201.39	Beginning Certificate Balance	592,899,201.39
(-) Scheduled Principal Collections	708,792.32	708,792.32	(-) Principal Distributions	708,792.32
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	592,190,409.07	592,190,409.07	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	594,026,471.68	594,026,471.68	Ending Certificate Balance	592,190,409.07
Ending Actual Collateral Balance	593,416,173.41	593,416,173.41

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.16%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 28

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	7	41,576,576.86	7.02%	35	4.7068	NAP	Defeased	7	41,576,576.86	7.02%	35	4.7068	NAP
	7,499,999 or less	6	35,927,527.91	6.07%	36	4.1839	1.723870	1.39 or less	12	159,525,970.73	26.94%	34	4.2434	0.767756
7,500,000 to 14,999,999		7	72,086,955.98	12.17%	34	4.5878	0.964270	1.40 to 1.44	2	16,402,308.26	2.77%	36	4.4884	1.416137
15,000,000 to 24,999,999		7	139,869,725.00	23.62%	32	4.1862	1.176401	1.45 to 1.54	0	0.00	0.00%	0	0.0000	0.000000
25,000,000 to 49,999,999		5	177,428,121.39	29.96%	32	3.9414	2.558631	1.55 to 1.99	6	218,026,638.49	36.82%	32	4.1642	1.670624
	50,000,000 or greater	2	125,301,501.93	21.16%	36	3.4774	2.957247	2.00 to 2.49	3	51,321,748.22	8.67%	31	4.2238	2.291084
	Totals	34	592,190,409.07	100.00%	34	4.0482	1.991080	2.50 to 2.87	1	5,379,127.92	0.91%	36	4.8300	2.620000
								2.88 or greater	3	99,958,038.59	16.88%	36	3.0050	4.790891
								Totals	34	592,190,409.07	100.00%	34	4.0482	1.991080
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 8 of 28

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	8	41,576,576.86	7.02%	35	4.7068	NAP
							Defeased	8	41,576,576.86	7.02%	35	4.7068	NAP
Arizona	1	2,160,240.89	0.36%	36	3.7200	1.640000
							Lodging	4	49,920,628.94	8.43%	33	4.8639	1.108843
California	4	93,747,609.98	15.83%	36	3.8162	0.957166
							Mixed Use	2	69,390,820.49	11.72%	36	3.5775	0.965486
Florida	7	15,139,489.72	2.56%	36	4.1144	1.988198
							Multi-Family	2	14,564,497.70	2.46%	35	4.4715	1.738525
Georgia	5	72,995,807.99	12.33%	36	4.0921	1.607093
							Office	7	262,506,404.42	44.33%	34	3.7947	2.688116
Hawaii	1	10,558,702.52	1.78%	29	4.6900	1.160000
							Retail	10	114,950,163.87	19.41%	31	4.3771	1.763976
Idaho	1	1,823,580.05	0.31%	36	3.7200	1.640000
							Self Storage	23	39,281,316.76	6.63%	36	3.7200	1.640000
Illinois	2	60,741,754.42	10.26%	27	4.6538	1.066343
							Totals	56	592,190,409.07	100.00%	34	4.0482	1.991080
Iowa	1	889,346.05	0.15%	36	3.7200	1.640000

Maryland	2	3,706,075.42	0.63%	36	3.7200	1.640000

Massachusetts	1	30,000,000.00	5.07%	36	2.7982	6.290000

Michigan	1	43,000,000.00	7.26%	30	4.2090	2.330000

Minnesota	1	1,562,667.73	0.26%	36	3.7200	1.640000

Nevada	3	6,985,714.14	1.18%	36	3.7200	1.640000

New Jersey	3	6,620,998.54	1.12%	36	3.7200	1.640000

New York	6	86,010,258.36	14.52%	36	3.3729	3.489333

Ohio	1	20,985,489.21	3.54%	29	5.0500	0.230000

Oregon	2	24,696,656.06	4.17%	31	4.5240	2.053712

South Carolina	2	2,468,846.56	0.42%	36	3.7200	1.640000

Texas	4	66,520,594.53	11.23%	34	4.2148	1.785832

Totals	56	592,190,409.07	100.00%	34	4.0482	1.991080

Note: Please refer to footnotes on the next page of the report.

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				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	7	41,576,576.86	7.02%	35	4.7068	NAP	Defeased	7	41,576,576.86	7.02%	35	4.7068	NAP
	4.4999% or less	15	373,010,300.53	62.99%	35	3.6654	2.432000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.5000% to 4.7499%	7	109,257,471.89	18.45%	29	4.5973	1.603833	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.7500% or greater	5	68,346,059.79	11.54%	33	4.8586	0.557713	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	34	592,190,409.07	100.00%	34	4.0482	1.991080	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
								49 months or greater	27	550,613,832.21	92.98%	33	3.9984	2.035018
								Totals	34	592,190,409.07	100.00%	34	4.0482	1.991080
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	7	41,576,576.86	7.02%	35	4.7068	NAP	Defeased	7	41,576,576.86	7.02%	35	4.7068	NAP
	60 months or less	27	550,613,832.21	92.98%	33	3.9984	2.035018	Interest Only	8	198,000,000.00	33.44%	35	3.3459	3.103737
61 months to 114 months		0	0.00	0.00%	0	0.0000	0.000000	60 months or less	0	0.00	0.00%	0	0.0000	0.000000
	115 months or greater	0	0.00	0.00%	0	0.0000	0.000000	61 month to 114 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	34	592,190,409.07	100.00%	34	4.0482	1.991080	115 months or greater	19	352,613,832.21	59.54%	33	4.3649	1.434910
								Totals	34	592,190,409.07	100.00%	34	4.0482	1.991080
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 28

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	7	41,576,576.86	7.02%	35	4.7068	NAP			No outstanding loans in this group
Underwriter's Information		2	50,226,126.21	8.48%	36	3.9227	1.576806
	12 months or less	25	500,387,706.00	84.50%	33	4.0060	2.081011
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	34	592,190,409.07	100.00%	34	4.0482	1.991080
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 28

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	30311335	OF	New York	NY	Actual/360	2.983%	166,983.79	0.00	0.00	N/A	08/06/26	--	65,000,000.00	65,000,000.00	08/06/23
2	30311342	OF	Alpharetta	GA	Actual/360	4.010%	208,577.05	102,117.74	0.00	N/A	08/06/26	--	60,403,619.67	60,301,501.93	08/06/23
3	30311336	MU	San Francisco	CA	Actual/360	3.394%	68,665.65	0.00	0.00	N/A	08/01/26	--	23,494,623.70	23,494,623.70	05/01/23
3a	30311337				Actual/360	3.394%	68,665.65	0.00	0.00	N/A	08/01/26	--	23,494,623.70	23,494,623.70	05/01/23
3b	30311338				Actual/360	3.394%	19,012.69	0.00	0.00	N/A	08/01/26	--	6,505,376.30	6,505,376.30	05/01/23
3c	30311339				Actual/360	3.394%	19,012.69	0.00	0.00	N/A	08/01/26	--	6,505,376.30	6,505,376.30	05/01/23
4	30311334	OF	Chicago	IL	Actual/360	4.610%	185,861.86	70,759.22	0.00	N/A	08/06/25	--	46,819,864.69	46,749,105.47	07/06/23
5	30311292	SS	Various	Various	Actual/360	3.720%	126,223.05	122,339.35	0.00	08/06/26	08/06/36	--	39,403,656.14	39,281,316.79	08/06/23
6	30311331	RT	Birch Run	MI	Actual/360	4.209%	90,610.42	0.00	0.00	N/A	02/06/26	--	25,000,000.00	25,000,000.00	08/06/23
6a	30311332				Actual/360	4.209%	65,239.50	0.00	0.00	N/A	02/06/26	--	18,000,000.00	18,000,000.00	08/06/23
7	30311343	OF	Frisco	TX	Actual/360	4.080%	128,138.35	74,317.98	0.00	N/A	08/01/26	--	36,472,017.11	36,397,699.13	08/01/23
9	30311340	OF	Boston	MA	Actual/360	2.798%	72,286.23	0.00	0.00	08/06/26	11/06/28	--	30,000,000.00	30,000,000.00	07/06/23
11	30311348	LO	Columbus	OH	Actual/360	5.050%	91,400.25	32,772.51	0.00	N/A	01/06/26	--	21,018,261.72	20,985,489.21	08/06/23
12	30311344	RT	Troutdale	OR	Actual/360	4.520%	76,949.62	31,481.56	0.00	N/A	02/06/26	--	19,770,099.03	19,738,617.47	08/06/23
13	30311349	LO	San Leandro	CA	Actual/360	4.750%	76,191.83	29,572.17	0.00	N/A	07/06/26	--	18,627,545.39	18,597,973.22	08/06/23
14	30311350	RT	Humble	TX	Actual/360	4.290%	57,573.04	26,455.31	0.00	N/A	10/06/25	--	15,584,853.01	15,558,397.70	08/06/23
15	30311333	OF	Chicago	IL	Actual/360	4.800%	0.00	0.00	0.00	N/A	07/06/26	--	13,992,648.95	13,992,648.95	03/06/20
16	30297463	MF	Augusta	GA	Actual/360	4.850%	57,112.01	24,680.22	0.00	N/A	07/06/26	--	13,674,973.65	13,650,293.43	08/06/23
17	30311351	RT	Various	NY	Actual/360	4.650%	43,895.82	17,727.06	0.00	N/A	07/06/26	--	10,962,536.48	10,944,809.42	08/06/23
18	30311352	RT	Lahaina	HI	Actual/360	4.690%	42,718.93	18,927.46	0.00	N/A	01/06/26	--	10,577,629.98	10,558,702.52	06/06/22
19	30297548	OF	Valhalla	NY	Actual/360	4.500%	39,077.98	19,190.83	0.00	N/A	08/06/26	--	10,084,639.77	10,065,448.94	07/06/23
20	30311353	MU	Cumming	GA	Actual/360	4.750%	38,481.70	17,269.36	0.00	N/A	07/06/26	--	9,408,089.85	9,390,820.49	08/06/23
21	30311354	RT	Novato	CA	Actual/360	4.250%	32,301.54	13,448.87	0.00	N/A	07/06/26	--	8,826,226.31	8,812,777.44	08/06/23
22	30311341	MF	Houston	TX	Actual/360	4.300%	30,863.30	13,427.69	0.00	N/A	07/06/26	--	8,335,175.91	8,321,748.22	08/06/23
23	30311345	OF	Portland	OR	Actual/360	4.400%	28,177.28	14,387.40	0.00	N/A	08/06/26	--	7,436,818.58	7,422,431.18	08/06/23
24	30311355	MF	Houston	TX	Actual/360	4.700%	25,312.38	11,510.90	0.00	N/A	08/06/26	--	6,254,260.38	6,242,749.48	08/06/23
25	30311328	RT	Rancho Cucamonga	CA	Actual/360	4.470%	24,429.75	9,903.75	0.00	N/A	07/06/26	--	6,346,763.07	6,336,859.32	08/06/23
26	30297603	LO	Cocoa Beach	FL	Actual/360	4.830%	22,413.04	9,702.25	0.00	N/A	08/06/26	--	5,388,830.17	5,379,127.92	08/06/23

© 2021 Computershare. All rights reserved. Confidential.																Page 13 of 28

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State	Accrual Type Gross Rate		Interest	Principal	Adjustments	Repay Date	Date	Date	Balance	Balance	Date
27	30311346	MF	New Orleans	LA	Actual/360	4.750%	21,281.60	9,495.59	0.00	N/A	08/06/26	--	5,202,971.51	5,193,475.92	08/06/23
28	30297382	LO	Eugene	OR	Actual/360	4.540%	19,420.10	9,443.87	0.00	N/A	07/06/26	--	4,967,482.46	4,958,038.59	08/06/23
29	30311329	SS	Various	TX	Actual/360	4.670%	17,668.02	8,173.79	0.00	N/A	07/06/26	--	4,393,511.61	4,385,337.82	08/06/23
30	30311356	MH	Englewood	FL	Actual/360	4.450%	15,439.88	7,731.18	0.00	N/A	08/06/26	--	4,029,254.27	4,021,523.09	08/06/23
31	30311330	RT	Emporia	VA	Actual/360	5.150%	16,402.83	6,339.16	0.00	N/A	07/06/26	--	3,698,728.17	3,692,389.01	08/06/23
32	30311357	OF	Summit Argo	IL	Actual/360	4.600%	12,749.80	7,617.10	0.00	N/A	08/01/26	--	3,218,743.51	3,211,126.41	08/01/23
Totals							2,009,137.63	708,792.32	0.00				592,899,201.39	592,190,409.07

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	82,544,300.00	28,432,900.00	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
2	6,527,854.00	1,671,076.00	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
3a	21,989,348.00	4,743,936.68	01/01/23	03/31/23	--	0.00	0.00	68,407.70	203,556.77	0.00	0.00
3b	21,989,348.00	4,743,936.68	01/01/23	03/31/23	--	0.00	0.00	18,941.27	56,362.42	0.00	0.00
3c	21,989,348.00	4,743,936.68	01/01/23	03/31/23	--	0.00	0.00	18,941.27	56,362.42	0.00	0.00
3	21,989,348.00	4,743,936.68	01/01/23	03/31/23	--	0.00	0.00	68,407.70	203,556.77	0.00	0.00
4	42,863,224.59	10,389,037.89	01/01/23	03/31/23	--	0.00	0.00	256,419.50	256,419.50	0.00	0.00
5	15,729,922.34	15,890,677.62	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6	13,465,586.00	3,284,717.71	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
6a	13,465,586.00	3,284,717.71	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
7	3,122,648.16	1,195,858.36	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
9	76,080,243.03	0.00	--	--	--	0.00	0.00	72,157.07	72,157.07	0.00	0.00
11	758,748.92	661,360.60	07/01/22	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
12	2,221,015.37	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13	1,363,862.88	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14	1,907,446.59	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15	(1,518,937.28)	0.00	--	--	10/06/20	3,681,637.74	443,491.49	(168.69)	2,531,052.07	0.00	0.00
16	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
17	1,007,051.04	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
18	904,347.99	0.00	--	--	05/08/23	320,587.18	10,876.05	60,185.44	851,540.06	166,938.79	0.00
19	1,244,194.32	0.00	--	--	--	0.00	0.00	58,225.39	58,225.39	0.00	0.00
20	1,136,244.65	978,307.42	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
21	631,381.09	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,112,601.42	1,171,881.23	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
23	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
24	631,052.18	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
25	604,979.94	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,099,710.28	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
27	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
28	1,494,007.58	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
29	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
30	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
31	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
32	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
Totals	356,354,463.09	85,936,281.26				4,002,224.92	454,367.54	621,516.64	4,289,232.47	166,938.79	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
08/11/23	0	0.00	4	60,000,000.00	2	24,551,351.47	0	0.00	1	13,992,648.95	0	0.00	0	0.00	0	0.00	4.048174%	4.028586%	34
07/12/23	4	60,000,000.00	0	0.00	2	24,570,278.93	0	0.00	1	13,992,648.95	0	0.00	0	0.00	0	0.00	4.048507%	4.028914%	35
06/12/23	0	0.00	0	0.00	2	24,590,505.36	0	0.00	1	13,992,648.95	0	0.00	0	0.00	0	0.00	4.048867%	4.029269%	36
05/12/23	0	0.00	0	0.00	2	24,609,275.32	1	13,992,648.95	0	0.00	0	0.00	0	0.00	0	0.00	4.049195%	4.029593%	37
04/12/23	0	0.00	0	0.00	2	24,629,349.94	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.049551%	4.029944%	38
03/10/23	0	0.00	0	0.00	2	24,647,963.66	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.049874%	4.030263%	39
02/10/23	0	0.00	0	0.00	2	24,700,993.83	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.050321%	4.030705%	40
01/12/23	0	0.00	0	0.00	2	24,744,065.21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.050671%	4.031051%	41
12/12/22	0	0.00	0	0.00	2	24,786,961.02	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.051019%	4.031395%	42
11/14/22	0	0.00	0	0.00	2	24,832,946.88	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.051395%	4.031767%	43
10/13/22	0	0.00	0	0.00	2	24,875,480.40	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.051738%	4.032106%	44
09/12/22	0	0.00	0	0.00	2	24,921,117.04	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.052110%	4.032473%	45
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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					Delinquency Loan Detail
		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
3	30311336	05/01/23	2	2	68,407.70	203,556.77	0.00	23,494,623.70	06/21/23	13
3a	30311337	05/01/23	2	2	68,407.70	203,556.77	0.00	23,494,623.70	06/21/23	13
3b	30311338	05/01/23	2	2	18,941.27	56,362.42	0.00	6,505,376.30	06/21/23	13
3c	30311339	05/01/23	2	2	18,941.27	56,362.42	0.00	6,505,376.30	06/21/23	13
4	30311334	07/06/23	0	B	256,419.50	256,419.50	0.00	46,819,864.69	06/21/23	98
9	30311340	07/06/23	0	B	72,157.07	72,157.07	0.00	30,000,000.00
15	30311333	03/06/20	40	6	(168.69)	2,531,052.07	0.00	14,859,485.32	06/15/20	7	04/05/23		04/05/23
18	30311352	06/06/22	13	6	60,185.44	851,540.06	215,791.04	10,827,680.44	07/16/20	2
19	30297548	07/06/23	0	B	58,225.39	58,225.39	0.00	10,084,639.77
Totals					621,516.64	4,289,232.47	215,791.04	172,591,670.22
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		46,749,105	46,749,105	0		0
25 - 36 Months		476,159,987	391,608,635	70,558,703		13,992,649
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		69,281,317	69,281,317	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Aug-23	592,190,409	507,639,058	0	60,000,000	10,558,703	13,992,649
Jul-23	592,899,201	508,328,922	60,000,000	0	10,577,630	13,992,649
Jun-23	593,651,685	569,061,180	0	0	10,597,856	13,992,649
May-23	594,355,050	569,745,775	0	0	10,616,626	13,992,649
Apr-23	595,102,301	570,472,951	0	0	24,629,350	0
Mar-23	595,800,278	571,152,314	0	0	24,647,964	0
Feb-23	596,666,041	571,965,047	0	0	24,700,994	0
Jan-23	597,382,940	572,638,875	0	0	24,744,065	0
Dec-22	598,097,168	573,310,207	0	0	24,786,961	0
Nov-22	598,857,543	574,024,596	0	0	24,832,947	0
Oct-22	599,566,275	574,690,795	0	0	24,875,480	0
Sep-22	600,321,350	575,400,233	0	0	24,921,117	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
3	30311336	23,494,623.70	23,494,623.70	1,220,000,000.00	04/27/16	4,309,811.68	0.91000	03/31/23	08/01/26	I/O
3a	30311337	23,494,623.70	23,494,623.70	1,220,000,000.00	04/27/16	4,309,811.68	0.91000	03/31/23	08/01/26	I/O
3b	30311338	6,505,376.30	6,505,376.30	1,220,000,000.00	04/27/16	4,309,811.68	0.91000	03/31/23	08/01/26	I/O
3c	30311339	6,505,376.30	6,505,376.30	1,220,000,000.00	04/27/16	4,309,811.68	0.91000	03/31/23	08/01/26	I/O
4	30311334	46,749,105.47	46,819,864.69	700,000,000.00	07/20/16	10,293,445.14	1.61000	03/31/23	08/06/25	275
15	30311333	13,992,648.95	14,859,485.32		--	(1,518,937.28)	(0.75000)	09/30/22	07/06/26	274
18	30311352	10,558,702.52	10,827,680.44		--	856,979.99	1.16000	09/30/22	01/06/26	275
26	30297603	5,379,127.92	5,379,127.92		--	1,009,867.28	2.62000	09/30/22	08/06/26	275
Totals		136,679,584.86	137,886,158.37	5,580,000,000.00		27,880,601.85

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					Specially Serviced Loan Detail - Part 2
				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
3	30311336	MU	CA	06/21/23	13
	Special Servicer comments are not available for this cycle.

3a	30311337	Various	Various	06/21/23	13

07/31/2023 - The Borrower defaulted on the June 2023 and July 2023 D/S Payments and the Loan has been accelerated. Lender has retained counsel and will seek appointment of receiver as well as filing a foreclosure action. All disposition

	options will be considered for this investment.

3b	30311338	Various	Various	06/21/23	13

07/31/2023 - The Borrower defaulted on the June 2023 and July 2023 D/S Payments and the Loan has been accelerated. Lender has retained counsel and will seek appointment of receiver as well as filing a foreclosure action. All disposition

	options will be considered for this investment.

3c	30311339	Various	Various	06/21/23	13

07/31/2023 - The Borrower defaulted on the June 2023 and July 2023 D/S Payments and the Loan has been accelerated. Lender has retained counsel and will seek appointment of receiver as well as filing a foreclosure action. All disposition

	options will be considered for this investment.

4	30311334	OF	IL	06/21/23	98

8/7/2023 - Loan transferred to Special Servicing effective 6/21/2023 for Imminent Monetary Default. The subject is a 2,269,632 SF located in Chicago, IL built in 1955 and renovated in 1990. Files are currently under review to determine workout

	strategies.

15	30311333	OF	IL	06/15/20	7

8/7/2023 - COVID - The loan transferred to special servicing effective 6/10/2020 for payment default. The loan collateral is a 487,022 sq ft office property built in 1892 and renovated in 2014 located in Chicago, IL. The single tenant that occupied

75% of the property vacated and stopped paying rent in April 2020. The property is currently 0% occupied. Inspection in May 2023 reported the property to be in average to fair condition. Receiver was placed on 9/15/2020. Foreclosure sale

	occurred on 3/2/2023 and the deed was executed by the Sheriff on 4/5/2023. Strategy is to evaluate a disposition of the asset. Pari Passu loan.

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
18	30311352	RT	HI	07/16/20	2

8/7/2023 - The Loan transferred for Imminent Monetary Default at the Borrower''s request as a result of the Covid-19 pandemic. Counsel has been engaged to dual track Lender''s rights and the foreclosure process has started. The Borrower engaged a 3rd P arty Representative in December 2022 and discussions are ongoing to reinstate the Loan.

26	30297603	LO	FL	04/27/20	98

8/7/2023 - The Loan transferred for Imminent Monetary Default at Borrower''s request as a result of COVID-19. The Loan was reinstated effective Q2 2023. Special Servicer finalized legal documentation for a retroactive franchise renewal.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail

		Pre-Modification		Post-Modification			Modification	Modification
					Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number				Code¹	Date	Date	Date
No modified loans this period
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
8	30311327 02/12/21	40,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
10	30311347 01/12/22	22,627,069.34	0.00	26,001,679.63	3,735,261.33	26,001,679.63	22,266,418.30	360,651.04	0.00	49,538.78	311,112.26	1.24%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		62,627,069.34	0.00	26,001,679.63	3,735,261.33	26,001,679.63	22,266,418.30	360,651.04	0.00	49,538.78	311,112.26

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
8	30311327	02/25/21	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
10	30311347	07/12/23	0.00	0.00	311,112.26	0.00	0.00	(49,538.78)	0.00	0.00	311,112.26
		01/12/22	0.00	0.00	360,651.04	0.00	0.00	360,651.04	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	311,112.26	0.00	0.00	311,112.26	0.00	0.00	311,112.26

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
4	0.00	0.00	10,079.28	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	0.00	3,012.31	0.00	0.00	0.00	0.00	57,836.28	0.00	0.00	0.00	0.00
18	0.00	0.00	2,277.13	0.00	0.00	1,293.35	0.00	0.00	0.00	0.00	0.00	0.00
20	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	157.99	0.00	0.00	0.00
26	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	328.10	0.00	0.00	0.00
Total	0.00	0.00	15,368.72	0.00	0.00	1,293.35	0.00	57,836.28	486.09	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		74,984.44

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Supplemental Notes
None

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